SHARE-BASED PAYMENTS, Summary of Options and Rights Granted as Share-based Payments (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($) shares	Jun. 30, 2017 AUD ($) shares	Jun. 30, 2016 AUD ($) shares
Series 1 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	May 23, 2017
Expiry date	Dec. 31, 2018
Grant date fair value (in dollars per share)	$ 0.456
Series 2 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	May 23, 2017
Expiry date	Dec. 31, 2019
Grant date fair value (in dollars per share)	$ 0.456
Series 3 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	May 23, 2017
Expiry date	Dec. 31, 2020
Grant date fair value (in dollars per share)	$ 0.456
Series 4 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	June 5, 2017
Expiry date	Dec. 31, 2020
Grant date fair value (in dollars per share)	$ 0.413
Series 5 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	October 16, 2017
Expiry date	Dec. 31, 2019
Grant date fair value (in dollars per share)	$ 0.359
Series 6 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	October 16, 2017
Expiry date	Dec. 31, 2020
Grant date fair value (in dollars per share)	$ 0.359
Series 7 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	December 11, 2017
Expiry date	Dec. 31, 2019
Grant date fair value (in dollars per share)	$ 0.351
Series 8 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	December 11, 2017
Expiry date	Dec. 31, 2020
Grant date fair value (in dollars per share)	$ 0.351
Series 9 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	June 26, 2018
Expiry date	Jun. 30, 2021
Grant date fair value (in dollars per share)	$ 0.056
Series 10 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	January 25, 2017
Expiry date	Dec. 31, 2018
Grant date fair value (in dollars per share)	$ 0.239
Series 11 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	April 5, 2017
Expiry date	Apr. 05, 2021
Grant date fair value (in dollars per share)	$ 0.376
Series 12 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	December 21, 2016
Expiry date	Dec. 31, 2019
Grant date fair value (in dollars per share)	$ 0.448
Series 13 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	January 25, 2017
Expiry date	Dec. 31, 2018
Grant date fair value (in dollars per share)	$ 0.523
Series 14 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	January 25, 2017
Expiry date	Dec. 31, 2019
Grant date fair value (in dollars per share)	$ 0.523
Series 15 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	January 25, 2017
Expiry date	Dec. 31, 2020
Grant date fair value (in dollars per share)	$ 0.523
Series 16 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	June 19, 2017
Expiry date	Dec. 31, 2019
Grant date fair value (in dollars per share)	$ 0.447
Series 17 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	June 19, 2017
Expiry date	Dec. 31, 2020
Grant date fair value (in dollars per share)	$ 0.447
Series 18 [Member]
Options and rights granted as share-based payments [Abstract]
Grant date	December 22, 2015
Expiry date	Dec. 31, 2018
Grant date fair value (in dollars per share)	$ 0.087
Options [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		1,000,000	500,000
Options [Member] | Series 9 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	6,000,000
Grant date	June 26, 2018
Expiry date	Jun. 30, 2021
Exercise price (in dollars per share)	$ 0.33
Grant date fair value (in dollars per share)	$ 0.056
Options [Member] | Series 10 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		1,000,000
Grant date		January 25, 2017
Expiry date		Dec. 31, 2018
Exercise price (in dollars per share)		$ 0.45
Grant date fair value (in dollars per share)		$ 0.239
Options [Member] | Series 11 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		4,444,444
Grant date		April 5, 2017
Expiry date		Apr. 05, 2021
Exercise price (in dollars per share)		$ 0.66
Grant date fair value (in dollars per share)		$ 0.376
Options [Member] | Series 18 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares			500,000
Grant date			December 22, 2015
Expiry date			Dec. 31, 2018
Exercise price (in dollars per share)			$ 0.50
Grant date fair value (in dollars per share)			$ 0.087
Rights [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	1,650,000	16,410,000
Rights [Member] | Series 1 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	50,000
Grant date	May 23, 2017
Expiry date	Dec. 31, 2018
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.456
Rights [Member] | Series 2 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	100,000
Grant date	May 23, 2017
Expiry date	Dec. 31, 2019
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.456
Rights [Member] | Series 3 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	400,000
Grant date	May 23, 2017
Expiry date	Dec. 31, 2020
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.456
Rights [Member] | Series 4 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	100,000
Grant date	June 5, 2017
Expiry date	Dec. 31, 2020
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.413
Rights [Member] | Series 5 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	200,000
Grant date	October 16, 2017
Expiry date	Dec. 31, 2019
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.359
Rights [Member] | Series 6 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	500,000
Grant date	October 16, 2017
Expiry date	Dec. 31, 2020
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.359
Rights [Member] | Series 7 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	100,000
Grant date	December 11, 2017
Expiry date	Dec. 31, 2019
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.351
Rights [Member] | Series 8 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares	200,000
Grant date	December 11, 2017
Expiry date	Dec. 31, 2020
Exercise price (in dollars per share)	$ 0
Grant date fair value (in dollars per share)	$ 0.351
Rights [Member] | Series 12 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		3,070,000
Grant date		December 21, 2016
Expiry date		Dec. 31, 2019
Exercise price (in dollars per share)		$ 0
Grant date fair value (in dollars per share)		$ 0.448
Rights [Member] | Series 13 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		3,695,000
Grant date		January 25, 2017
Expiry date		Dec. 31, 2018
Exercise price (in dollars per share)		$ 0
Grant date fair value (in dollars per share)		$ 0.523
Rights [Member] | Series 14 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		1,275,000
Grant date		January 25, 2017
Expiry date		Dec. 31, 2019
Exercise price (in dollars per share)		$ 0
Grant date fair value (in dollars per share)		$ 0.523
Rights [Member] | Series 15 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		4,870,000
Grant date		January 25, 2017
Expiry date		Dec. 31, 2020
Exercise price (in dollars per share)		$ 0
Grant date fair value (in dollars per share)		$ 0.523
Rights [Member] | Series 16 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		1,500,000
Grant date		June 19, 2017
Expiry date		Dec. 31, 2019
Exercise price (in dollars per share)		$ 0
Grant date fair value (in dollars per share)		$ 0.447
Rights [Member] | Series 17 [Member]
Options and rights granted as share-based payments [Abstract]
Number (in shares) | shares		2,000,000
Grant date		June 19, 2017
Expiry date		Dec. 31, 2020
Exercise price (in dollars per share)		$ 0
Grant date fair value (in dollars per share)		$ 0.447